Condensed Consolidating Financial Information (Condensed Consolidating Balance Sheet) (Details) - USD ($) $ in Thousands	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Condensed Financial Statements, Captions [Line Items]
Cash and cash equivalents	$ 9,462	$ 8,866	$ 11,282	$ 10,817
Other current assets	345,904	526,357
Total current assets	355,366	535,223
FIXED ASSETS, at cost	1,899,058	1,327,974
Less: Accumulated depreciation	(268,057)	(199,230)
Net fixed assets	1,631,001	1,128,744
GOODWILL	325,046	325,046
Other assets, net	290,181	252,942
Equity investees and other investments	628,780	620,247
Investments in subsidiaries	0	0
TOTAL ASSETS	3,230,374	2,862,202	2,109,664
Current liabilities	363,145	446,553
Senior secured credit facility	550,400	582,800
SENIOR UNSECURED NOTES	1,050,639	700,772
Deferred tax liabilities	18,754	15,944
Other liabilities	18,233	18,396
Total liabilities	2,001,171	1,764,465
Partners' capital	1,229,203	1,097,737	916,495	792,638
TOTAL LIABILITIES AND PARTNERS’ CAPITAL	3,230,374	2,862,202
Genesis Energy, L.P. (Parent and Co-Issuer)
Condensed Financial Statements, Captions [Line Items]
Cash and cash equivalents	9	20	10	3
Other current assets	1,378,573	1,133,695
Total current assets	1,378,582	1,133,715
FIXED ASSETS, at cost	0	0
Less: Accumulated depreciation	0	0
Net fixed assets	0	0
GOODWILL	0	0
Other assets, net	28,421	21,432
Equity investees and other investments	0	0
Investments in subsidiaries	1,434,255	1,236,164
TOTAL ASSETS	2,841,258	2,391,311
Current liabilities	11,016	10,002
Senior secured credit facility	550,400	582,800
SENIOR UNSECURED NOTES	1,050,639	700,772
Deferred tax liabilities	0	0
Other liabilities	0	0
Total liabilities	1,612,055	1,293,574
Partners' capital	1,229,203	1,097,737
TOTAL LIABILITIES AND PARTNERS’ CAPITAL	2,841,258	2,391,311
Genesis Energy Finance Corporation (Co-Issuer)
Condensed Financial Statements, Captions [Line Items]
Cash and cash equivalents	0	0	0	0
Other current assets	0	0
Total current assets	0	0
FIXED ASSETS, at cost	0	0
Less: Accumulated depreciation	0	0
Net fixed assets	0	0
GOODWILL	0	0
Other assets, net	0	0
Equity investees and other investments	0	0
Investments in subsidiaries	0	0
TOTAL ASSETS	0	0
Current liabilities	0	0
Senior secured credit facility	0	0
SENIOR UNSECURED NOTES	0	0
Deferred tax liabilities	0	0
Other liabilities	0	0
Total liabilities	0	0
Partners' capital	0	0
TOTAL LIABILITIES AND PARTNERS’ CAPITAL	0	0
Guarantor Subsidiaries
Condensed Financial Statements, Captions [Line Items]
Cash and cash equivalents	8,310	8,049	11,103	9,043
Other current assets	333,385	515,143
Total current assets	341,695	523,192
FIXED ASSETS, at cost	1,823,556	1,252,445
Less: Accumulated depreciation	(251,171)	(184,856)
Net fixed assets	1,572,385	1,067,589
GOODWILL	325,046	325,046
Other assets, net	269,252	238,283
Equity investees and other investments	628,780	620,247
Investments in subsidiaries	97,195	89,600
TOTAL ASSETS	3,234,353	2,863,957
Current liabilities	1,761,856	1,592,376
Senior secured credit facility	0	0
SENIOR UNSECURED NOTES	0	0
Deferred tax liabilities	18,754	15,944
Other liabilities	18,233	18,396
Total liabilities	1,798,843	1,626,716
Partners' capital	1,435,510	1,237,241
TOTAL LIABILITIES AND PARTNERS’ CAPITAL	3,234,353	2,863,957
Non-Guarantor Subsidiaries
Condensed Financial Statements, Captions [Line Items]
Cash and cash equivalents	1,143	797	169	1,771
Other current assets	46,215	37,286
Total current assets	47,358	38,083
FIXED ASSETS, at cost	75,502	75,529
Less: Accumulated depreciation	(16,886)	(14,374)
Net fixed assets	58,616	61,155
GOODWILL	0	0
Other assets, net	146,700	152,412
Equity investees and other investments	0	0
Investments in subsidiaries	0	0
TOTAL ASSETS	252,674	251,650
Current liabilities	2,705	3,470
Senior secured credit facility	0	0
SENIOR UNSECURED NOTES	0	0
Deferred tax liabilities	0	0
Other liabilities	154,021	159,007
Total liabilities	156,726	162,477
Partners' capital	95,948	89,173
TOTAL LIABILITIES AND PARTNERS’ CAPITAL	252,674	251,650
Eliminations
Condensed Financial Statements, Captions [Line Items]
Cash and cash equivalents	0	0	$ 0	$ 0
Other current assets	(1,412,269)	(1,159,767)
Total current assets	(1,412,269)	(1,159,767)
FIXED ASSETS, at cost	0	0
Less: Accumulated depreciation	0	0
Net fixed assets	0	0
GOODWILL	0	0
Other assets, net	(154,192)	(159,185)
Equity investees and other investments	0	0
Investments in subsidiaries	(1,531,450)	(1,325,764)
TOTAL ASSETS	(3,097,911)	(2,644,716)
Current liabilities	(1,412,432)	(1,159,295)
Senior secured credit facility	0	0
SENIOR UNSECURED NOTES	0	0
Deferred tax liabilities	0	0
Other liabilities	(154,021)	(159,007)
Total liabilities	(1,566,453)	(1,318,302)
Partners' capital	(1,531,458)	(1,326,414)
TOTAL LIABILITIES AND PARTNERS’ CAPITAL	$ (3,097,911)	$ (2,644,716)